Transfers from The ESOP of UMB	12 Months Ended
Dec. 31, 2025
EBP 001
Transfers from The ESOP of UMB [Line Items]
Transfers from The ESOP of UMB
8.
Transfers from The ESOP of UMB

The ESOP allows participants to diversify their investment in Company common stock by transferring a portion of their investment in Company common stock from the ESOP into other investment options offered by the Plan. Participants who are at least age 50 with at least 10 years of service may elect to transfer a portion of their ESOP account balance to the Plan. A participant may diversify up to 25 percent of the number of shares allocated to their account, less any shares previously diversified. Upon attaining age 60, the percentage changes to 50 percent.